Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3
The fair value of assets and liabilities at December 31, 2015 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2015	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$4,150	$—	$—	$4,150
Total financial assets measured at fair value	$4,150	$—	$—	$4,150
Financial liabilities:
Other derivative liabilities	$121	$—	$—	$121
Total financial liabilities measured at fair value	$121	$—	$—	$121

The fair value of assets and liabilities at December 31, 2014 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2014	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$6,235	$—	$—	$6,235
Total financial assets measured at fair value	$6,235	$—	$—	$6,235
Financial liabilities:
Other derivative liabilities	$140	$—	$—	$140
Total financial liabilities measured at fair value	$140	$—	$—	$140

Reconciliation of Financial Instruments Classified as Level 3
The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy  (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2014	$4,133
Unrealized gain recognized in earnings	16
Issuances	15,710
Settlements	(13,764)
Balance at December 31, 2014	$6,095
Unrealized gain recognized in earnings	47
Issuances	13,281
Settlements	(15,394)
Balance at December 31, 2015	$4,029

Schedule of Face and Fair Value of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2015		December 31, 2014
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$2,088.4	$2,225.3	$1,955.3	$2,231.2
Variable-rate	256.9	256.9	50.0	50.0
Total indebtedness	$2,345.3	$2,482.2	$2,005.3	$2,281.2

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3
The fair value of assets and liabilities at December 31, 2015 measured on a recurring basis and the respective category within the fair value hierarchy for IPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2015	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$4,150	$—	$—	$4,150
Total financial assets measured at fair value	$4,150	$—	$—	$4,150
Financial liabilities:
Other derivative liabilities	$121	$—	$—	$121
Total financial liabilities measured at fair value	$121	$—	$—	$121

The fair value of assets and liabilities at December 31, 2014 measured on a recurring basis and the respective category within the fair value hierarchy for IPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2014	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$6,235	$—	$—	$6,235
Total financial assets measured at fair value	$6,235	$—	$—	$6,235
Financial liabilities:
Other derivative liabilities	$140	$—	$—	$140
Total financial liabilities measured at fair value	$140	$—	$—	$140

Reconciliation of Financial Instruments Classified as Level 3
The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy  (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2014	$4,133
Unrealized gain recognized in earnings	16
Issuances	15,710
Settlements	(13,764)
Balance at December 31, 2014	$6,095
Unrealized gain recognized in earnings	47
Issuances	13,281
Settlements	(15,394)
Balance at December 31, 2015	$4,029

Schedule of Face and Fair Value of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2015		December 31, 2014
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,283.4	$1,406.8	$1,155.3	$1,386.2
Variable-rate	256.9	256.9	50.0	50.0
Total indebtedness	$1,540.3	$1,663.7	$1,205.3	$1,436.2